Schedule of Yorkville Short-term Debt Valuation Model (Details)		9 Months Ended	12 Months Ended
	Mar. 13, 2024 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common share price	$ 5.79	$ 2.97	$ 12.90
Credit spread	8.50	8.00	13.71
Volatility	0.00%	0.00%	0.00%
Term (years)	1 year	5 months 12 days	8 months 15 days
Discount yield			18.46%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	4.90%	4.30%	4.75%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	50.00%	50.00%	45.00%